Other disclosures - Credit Risk - Movement in gross exposure for loan commitment and financial guarantees (Details) - Gross exposure [member] - Loan commitments and financial guarantee contracts [member]
£ in Millions
6 Months Ended
Jun. 30, 2019 GBP (£)
Loan commitments and financial guarantee contracts
Opening balance	£ 332,799
Net transfers between stages	0
Business activity in the year	46,499
Net drawdowns and repayments	(3,649)
Final repayments	(33,457)
Ending balance	342,192
Stage 1 [member]
Loan commitments and financial guarantee contracts
Opening balance	309,989
Net transfers between stages	(1,406)
Business activity in the year	44,908
Net drawdowns and repayments	(3,536)
Final repayments	(28,927)
Ending balance	321,028
Lifetime expected credit losses [member] | Stage 2 [member]
Loan commitments and financial guarantee contracts
Opening balance	22,126
Net transfers between stages	969
Business activity in the year	1,579
Net drawdowns and repayments	229
Final repayments	(4,242)
Ending balance	20,661
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Loan commitments and financial guarantee contracts
Opening balance	684
Net transfers between stages	437
Business activity in the year	12
Net drawdowns and repayments	(342)
Final repayments	(288)
Ending balance	£ 503